Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic loss per share:
Net loss		$ 29,022	$ 23,865	$ 39,557
Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	[1]	5,912,890	1,404,368	647,556
Basic loss per share	[1]	$ 4.91	$ 16.99	$ 61.09
Diluted loss per share:
Net loss		$ 29,022	$ 24,066	$ 39,557
Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	[1]	5,912,890	1,421,308	647,556
Diluted loss per share	[1]	$ 4.91	$ 16.93	$ 61.09

[1]	Results for the year ended December 31, 2022, have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).